Investment in a joint venture (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 SGD ($)
Purchase consideration amount		$ 32,960,000	$ 18,884,000
Loss on investment	$ 93,000	119,000
Initial investment cost				$ 1,867,000
Initial investment cost		119,000
Carrying amount of investment		$ 1,748,000
Ryde Group Ltd [Member]
Purchase consideration amount	$ 1,455,000
Ryde Group Ltd [Member] | Common Class A [Member]
Shares issued for purchase consideration | shares	4,850,000	4,850,000
Ryde Group Ltd [Member]
Ownership percentage				40.00%